SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Allowance of Credit Losses
	2025	2024	2023

Total allowance for credit losses – January 1	25,306	25,253	2,908
Current-period provision for expected credit losses	67	190	22,563
Write-offs	(15,471)	0	(145)
Recoveries collected	(291)	(137)	(73)

Total allowance for credit losses – December 31	9,611	25,306	25,253

Schedule of Estimated Useful Lives at an Annual Rate
%

Lab equipment	16 - 25
Computers and peripheral equipment	33
Office furniture	6
SECaaS equipment*	25
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

*SECaaS equipment – the equipment used for SECaaS revenues

Schedule of Stock-Based Compensation Expense
	Year ended December 31,
	2025	2024	2023

Cost of revenues	$564	$779	$1,219
Research and development	1,213	1,988	3,010
Sales and marketing	1,571	1,855	2,651
General and administrative	1,670	1,418	1,965

Total share-based compensation expense	$5,018	$6,040	$8,845

Schedule of Accumulated Other Comprehensive Income
	Year ended December 31, 2025
	Unrealized gain on marketable securities	Unrealized gains on cash flow hedges	Total

Balance as of December 31, 2024	$15	$342	$357
Changes in other comprehensive income before reclassifications	18	4,444	4,462
Amounts reclassified from accumulated other comprehensive income to:
Cost of revenues	-	(376)	(376)
Research and development	-	(874)	(874)
Sales and marketing	-	(507)	(507)
General and administrative	-	(430)	(430)

Net current-period other comprehensive income	18	2,257	2,275

Balance as of December 31, 2025	$33	$2,599	$2,632